Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	As of
	December 31,	June 30,
	2024	2025
	RMB	RMB	US$
Accounts receivable	57,799,537	85,898,085	11,999,286
Allowance for credit losses related to accounts receivable	(19,102,954)	(17,910,167)	(2,501,909)
Total accounts receivable, net	38,696,583	67,987,919	9,497,377

Schedule of Allowance of Doubtful Accounts

The movement of allowance of doubtful accounts is as follows:

	As of
	December 31,	June 30,
	2024	2025
	RMB	RMB	US$
Beginning balance	10,196,104	19,102,954	2,668,532
Addition	13,678,040	-	-
Write off	(4,764,444)	(15,117)	(2,112)
Reverse	(6,746)	(1,177,670)	(164,511)
Ending balance	19,102,954	17,910,167	2,501,909